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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST f/k/a

BARON ASSET FUND

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel

c/o Baron Investment Funds Trust

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Item 1. Schedule of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.95%)
Consumer Discretionary (12.64%)
	Automotive Retail (0.39%)
178,446	CarMax, Inc. [1]	$2,023,599	$13,003,360

	Cable & Satellite (0.67%)
293,000	Liberty Broadband Corporation, Cl C [1]	20,657,061	22,185,960

	Casinos & Gaming (0.42%)
384,405	The Stars Group, Inc. [1,2]	14,607,390	13,953,902

	Hotels, Resorts & Cruise Lines (2.30%)
507,442	Choice Hotels International, Inc.	2,173,983	38,362,615
496,233	Hyatt Hotels Corp., Cl A	13,413,212	38,284,376

		15,587,195	76,646,991

	Internet & Direct Marketing Retail (2.61%)
25,759	Booking Holdings, Inc. [1]	4,113,567	52,215,811
288,627	Expedia Group, Inc.	35,637,276	34,690,079

		39,750,843	86,905,890

	Leisure Facilities (5.27%)
639,538	Vail Resorts, Inc.	12,388,781	175,354,924

	Specialty Stores (0.98%)
248,117	Tiffany & Co.	7,649,601	32,652,197

Total Consumer Discretionary		112,664,470	420,703,224

Energy (0.31%)
	Oil & Gas Exploration & Production (0.31%)
74,931	Concho Resources, Inc. [1]	3,203,300	10,366,704

Financials (13.34%)
	Asset Management & Custody Banks (1.14%)
327,514	T. Rowe Price Group, Inc.	12,239,533	38,021,100

	Financial Exchanges & Data (3.78%)
401,723	FactSet Research Systems, Inc.	21,659,549	79,581,326
233,267	MarketAxess Holdings, Inc.	26,260,605	46,154,209

		47,920,154	125,735,535

	Insurance Brokers (1.82%)
400,421	Willis Towers Watson plc [2]	49,309,490	60,703,824

	Investment Banking & Brokerage (3.26%)
2,125,936	The Charles Schwab Corp.	1,921,092	108,635,330

	Property & Casualty Insurance (1.97%)
2,478,444	Arch Capital Group Ltd. [1,2]	8,935,864	65,579,628

	Regional Banks (1.37%)
471,421	First Republic Bank	14,958,209	45,628,838

Total Financials		135,284,342	444,304,255

Shares		Cost	Value
Common Stocks (continued)
Health Care (23.51%)
	Biotechnology (0.67%)
143,658	Sage Therapeutics, Inc. [1]	$23,292,980	$22,486,787

	Health Care Equipment (8.47%)
1,067,630	IDEXX Laboratories, Inc. [1]	20,058,109	232,679,282
183,644	Teleflex, Inc.	36,133,062	49,255,157

		56,191,171	281,934,439

	Health Care Supplies (3.79%)
84,360	Align Technology, Inc. [1]	12,821,265	28,862,931
157,418	The Cooper Companies, Inc.	19,849,960	37,064,068
605,404	West Pharmaceutical Services, Inc.	26,455,689	60,110,563

		59,126,914	126,037,562

	Health Care Technology (1.03%)
448,386	Veeva Systems, Inc., Cl A [1]	25,739,022	34,462,948

	Life Sciences Tools & Services (9.55%)
396,986	Bio-Techne Corporation	39,003,090	58,734,078
322,552	Illumina, Inc. [1]	13,881,723	90,085,548
234,117	Mettler-Toledo International, Inc. [1]	14,406,385	135,467,120
174,000	Waters Corp. [1]	36,364,371	33,684,660

		103,655,569	317,971,406

Total Health Care		268,005,656	782,893,142

Industrials (17.82%)
	Aerospace & defense (0.97)
516,082	BWX Technologies, Inc.	25,835,700	32,162,230

	Agricultural & Farm Machinery (0.94%)
521,045	The Toro Co.	32,106,861	31,392,961

	Building Products (0.94%)
526,158	AO Smith Corp.	27,577,969	31,122,246

	Construction Machinery & Heavy Trucks (1.03%)
42,284	WABCO Holdings, Inc. [1]	4,878,767	4,948,074
297,740	Westinghouse Air Brake Technologies Corporation	19,242,845	29,351,209

		24,121,612	34,299,283

	Environmental & Facilities Services (1.04%)
656,408	Rollins, Inc.	20,292,297	34,513,933

	Industrial Conglomerates (1.97%)
238,192	Roper Technologies, Inc.	19,882,431	65,719,555

	Industrial Machinery (1.75%)
426,760	IDEX Corporation	31,129,521	58,244,205

	Research & Consulting Services (8.82%)
198,493	CoStar Group, Inc. [1]	34,240,615	81,904,166
1,093,500	TransUnion	49,973,254	78,338,340
1,240,206	Verisk Analytics, Inc. [1]	31,725,218	133,495,774

		115,939,087	293,738,280

	Trading Companies & Distributors (0.36%)
248,117	Fastenal Co.	4,100,825	11,941,871

Total Industrials		300,986,303	593,134,564

See Notes to Schedules of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (25.09%)
	Application Software (9.19%)
545,856	ANSYS, Inc. [1]	$ 14,655,945	$ 95,077,198
628,271	Ceridian HCM Holding, Inc. [1]	17,914,653	20,852,314
1,260,809	Guidewire Software, Inc. [1]	62,448,790	111,934,623
937,076	SS&C Technologies Holdings, Inc.	26,106,444	48,634,244
114,134	The Ultimate Software Group, Inc. [1]	22,104,684	29,367,820

		143,230,516	305,866,199

	Data Processing & Outsourced Services (3.80%)
194,448	FleetCor Technologies, Inc. [1]	7,054,686	40,960,471
396,986	MAXIMUS, Inc.	20,059,608	24,656,801
744,350	Worldpay, Inc., Cl A [1]	40,579,408	60,872,943

		67,693,702	126,490,215

	Internet Software & Services (5.12%)
637,103	Verisign, Inc. [1]	30,837,072	87,550,694
351,000	Wix.com Ltd. (Israel) [1,2]	29,073,966	35,205,300
230,831	Zillow Group, Inc., Cl A [1]	6,395,464	13,792,152
574,374	Zillow Group, Inc., CI C [1]	14,494,345	33,922,529

		80,800,847	170,470,675

	IT Consulting & Other Services (6.14%)
1,538,323	Gartner, Inc. [1]	33,456,031	204,443,127

	Technology Distributors (0.84%)
347,363	CDW Corp.	21,352,376	28,063,457

Total Information Technology		346,533,472	835,333,673

Real Estate (6.24%)
	Office REITs (0.66%)
57,548	Alexander’s, Inc. [4]	2,547,714	22,019,591

	Real Estate Services (1.60%)
1,116,323	CBRE Group, Inc., Cl A [1]	12,667,478	53,293,260

	Specialized REITs (3.98%)
131,416	Equinix, Inc.	8,855,143	56,494,424
459,856	SBA Communications Corp. [1]	12,304,364	75,931,423

		21,159,507	132,425,847

Total Real Estate		36,374,699	207,738,698

Total Common Stocks		1,203,052,242	3,294,474,260

Private Partnerships (0.01%)

Financials (0.01%)
	Asset Management & Custody Banks (0.01%)
7,056,223	Windy City Investments Holdings, L.L.C. [1,3,4,6]	0	183,462

Principal Amount		Cost	Value
Short Term Investments (1.00%)
$33,285,247	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/29/2018, 0.35% due 7/2/2018; Proceeds at maturity – $33,286,217; (Fully collateralized by $35,620,000 U.S. Treasury Note, 2.25% due 11/15/2027; Market value – $33,955,442) [5]	$33,285,247	$33,285,247

Total Investments (99.96%)		$1,236,337,489	3,327,942,969

Cash and Other Assets Less Liabilities (0.04%)			1,385,276

Net Assets			$3,329,328,245

Retail Shares (Equivalent to $75.36 per share based on 28,187,245 shares outstanding)			$2,124,142,989

Institutional Shares (Equivalent to $78.02 per share based on 14,586,132 shares outstanding)			$1,138,035,650

R6 Shares (Equivalent to $78.01 per share based on 860,784 shares outstanding)			$67,149,606

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2018, the market value of restricted and fair valued securities amounted to $183,462 or 0.01% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.97%)
Consumer Discretionary (26.52%)
	Apparel, Accessories & Luxury Goods (0.91%)
2,650,000	Under Armour, Inc., Cl A [1]	$10,327,363	$59,572,000

	Casinos & Gaming (5.51%)
725,000	Boyd Gaming Corp.	18,479,841	25,128,500
4,155,000	Penn National Gaming, Inc. [1]	36,915,622	139,566,450
2,700,000	Pinnacle Entertainment, Inc. [1]	31,089,605	91,071,000
3,131,887	Red Rock Resorts, Inc., Cl A	66,868,263	104,918,215

		153,353,331	360,684,165

	Education Services (2.72%)
1,740,000	Bright Horizons Family Solutions, Inc. [1]	55,826,128	178,384,800

	General Merchandise Stores (0.35%)
316,228	Ollie’s Bargain Outlet Holdings, Inc. [1]	14,933,905	22,926,530

	Hotels, Resorts & Cruise Lines (6.23%)
3,000,000	Choice Hotels International, Inc. [4]	72,782,127	226,800,000
1,600,000	Marriott Vacations Worldwide Corp. [4]	87,504,361	180,736,000

		160,286,488	407,536,000

	Leisure Facilities (8.80%)
2,100,000	Vail Resorts, Inc. [4]	65,291,780	575,799,000

	Movies & Entertainment (1.70%)
5,390,000	Manchester United plc, Cl A 2	76,229,602	111,034,000

	Specialty Stores (0.30%)
560,000	Dick’s Sporting Goods, Inc.	8,373,677	19,740,000

Total Consumer Discretionary		544,622,274	1,735,676,495

Consumer Staples (1.24%)
	Food Distributors (0.56%)
1,000,000	Performance Food Group Co. [1]	19,000,000	36,700,000

	Household Products (0.68%)
830,000	Church & Dwight Co., Inc.	7,496,276	44,122,800

Total Consumer Staples		26,496,276	80,822,800

Financials (24.02%)
	Asset Management & Custody Banks (3.81%)
2,400,000	The Carlyle Group	52,323,847	51,120,000
2,000,000	Cohen & Steers, Inc.	49,208,575	83,420,000
1,250,000	Financial Engines, Inc.	20,578,455	56,125,000
1,450,000	Oaktree Capital Group, LLC	65,375,827	58,942,500

		187,486,704	249,607,500

	Financial Exchanges & Data (10.65%)
1,250,000	FactSet Research Systems, Inc.	62,536,096	247,625,000
1,150,000	Morningstar, Inc.	27,237,863	147,487,500
1,825,000	MSCI, Inc.	34,839,252	301,909,750

		124,613,211	697,022,250

Shares		Cost	Value
Common Stocks (continued)
Financials (continued)
	Investment Banking & Brokerage (1.03%)
425,000	Houlihan Lokey, Inc.	$18,590,689	$21,768,500
775,000	Moelis & Co., Cl A	22,607,788	45,453,750

		41,198,477	67,222,250

	Life & Health Insurance (2.89%)
1,900,000	Primerica, Inc.	40,710,153	189,240,000

	Property & Casualty Insurance (5.09%)
10,575,000	Arch Capital Group Ltd. [1,2]	33,781,275	279,814,500
978,449	Kinsale Capital Group, Inc.	32,761,205	53,677,712

		66,542,480	333,492,212

	Thrifts & Mortgage Finance (0.55%)
525,000	Essent Group, Ltd. [1,2]	14,507,433	18,805,500
80,000	LendingTree, Inc. [1]	25,263,294	17,104,000

		39,770,727	35,909,500

Total Financials		500,321,752	1,572,493,712

Health Care (8.92%)
	Biotechnology (0.15%)
643,051	Denali Therapeutics, Inc. [1]	12,149,596	9,806,528

	Health Care Equipment (3.99%)
1,200,000	IDEXX Laboratories, Inc. [1]	17,922,418	261,528,000

	Health Care Supplies (1.62%)
486,717	Neogen Corp. [1]	8,075,672	39,029,836
675,000	West Pharmaceutical Services, Inc.	23,217,875	67,020,750

		31,293,547	106,050,586

	Life Sciences Tools & Services (3.16%)
850,000	Bio-Techne Corporation	44,923,357	125,757,500
140,000	Mettler-Toledo International, Inc. [1]	6,414,374	81,008,200

		51,337,731	206,765,700

Total Health Care		112,703,292	584,150,814

Industrials (7.94%)
	Building Products (1.74%)
230,000	Masonite International Corp. [1,2]	11,736,387	16,525,500
1,560,000	Trex Company, Inc. [1]	28,435,042	97,640,400

		40,171,429	114,165,900

	Industrial Machinery (0.07%)
5,507	Albany International Corp., Cl A	351,937	331,246
40,000	The Middleby Corp. [1]	1,082,032	4,176,800

		1,433,969	4,508,046

	Research & Consulting Services (5.49%)
870,000	CoStar Group, Inc. [1]	37,095,568	358,988,100

	Trading Companies & Distributors (0.64%)
1,000,000	Air Lease Corp.	23,203,508	41,970,000

Total Industrials		101,904,474	519,632,046

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (19.96%)
	Application Software (10.01%)
725,000	Altair Engineering, Inc., Cl A [1]	$ 11,330,019	$ 24,780,500
1,500,000	ANSYS, Inc. [1]	35,363,292	261,270,000
24,769	Ellie Mae, Inc. [1]	2,055,251	2,572,013
1,190,000	Guidewire Software, Inc. [1]	38,711,926	105,648,200
1,000,000	Pegasystems, Inc.	13,997,009	54,800,000
3,975,000	SS&C Technologies Holdings, Inc.	31,583,660	206,302,500

		133,041,157	655,373,213

	Data Processing & Outsourced Services (1.59%)
1,680,000	MAXIMUS, Inc.	31,101,021	104,344,800

	Electronic Components (0.98%)
280,000	Littelfuse, Inc.	31,472,950	63,890,400

	Internet Software & Services (2.77%)
759,081	2U, Inc. [1]	39,924,879	63,428,808
2,200,000	Benefitfocus, Inc. [1,4]	83,233,571	73,920,000
438,207	Wix.com Ltd. [1,2]	28,664,771	43,952,162

		151,823,221	181,300,970

	IT Consulting & Other Services (4.61%)
2,270,000	Gartner, Inc. [1]	34,597,710	301,683,000

Total Information Technology		382,036,059	1,306,592,383

Real Estate (7.53%)
	Diversified REITs (0.27%)
460,135	American Assets Trust, Inc.	8,503,418	17,618,569

	Office REITs (2.86%)
95,000	Alexander’s, Inc. [5]	12,973,485	36,349,850
3,750,000	Douglas Emmett, Inc.	48,432,016	150,675,000

		61,405,501	187,024,850

	Specialized REITs (4.40%)
750,000	Alexandria Real Estate Equities, Inc. [5]	27,037,562	94,627,500
5,400,000	Gaming and Leisure Properties, Inc.	119,143,510	193,320,000

		146,181,072	287,947,500

Total Real Estate		216,089,991	492,590,919

Telecommunication Services (1.84%)
	Alternative Carriers (1.84%)
7,488,437	Iridium Communications, Inc. [1,4]	45,679,471	120,563,836

Total Common Stocks		1,929,853,589	6,412,523,005

Shares		Cost	Value
Preferred Stocks (0.34%)
Telecommunication Services (0.34%)
	Alternative Carriers (0.34%)
41,074	Iridium Communications, Inc., Series B, 6.75% [4,6]	$10,268,500	$22,230,070

Private Partnerships (0.00%)
Financials (0.00%)
	Asset Management & Custody Banks (0.00%)
2,375,173	Windy City Investments Holdings, L.L.C. [1,3,5,7]	0	61,755

Principal Amount
Short Term Investments (1.75%)
$114,787,397	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/29/2018, 0.35% due 7/2/2018; Proceeds at maturity – $114,790,745; (Fully collateralized by $46,135,000 U.S. Treasury Note, 1.50% due 8/15/2026; Market value – $41,918,630, $78,180,000 U.S. Treasury Note, 2.00% due 2/15/2025; Market value – $74,928,963, $250,000 U.S. Treasury Note, 2.125% due 5/15/2025; Market value – $239,869) [6]	114,787,397	114,787,397

Total Investments (100.06%)		$2,054,909,486	6,549,602,227

Liabilities Less Cash and Other Assets (-0.06%)			(3,808,195)

Net Assets			$6,545,794,032

Retail Shares (Equivalent to $74.80 per share based on 36,125,599 shares outstanding)			$2,702,269,771

Institutional Shares (Equivalent to $76.98 per share based on 48,674,398 shares outstanding)			$3,747,080,328

R6 Shares (Equivalent to $76.99 per share based on 1,252,650 shares outstanding)			$96,443,933

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2018, the market value of restricted and fair valued securities amounted to $61,755 or 0.00% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.
[4]	See Note 6 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[6]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.45%)

Consumer Discretionary (21.19%)
	Advertising (0.63%)
1,350,000	Emerald Expositions Events, Inc.	$24,418,816	$27,810,000

	Automotive Retail (1.28%)
2,250,000	Camping World Holdings, Inc., Cl A	58,683,146	56,205,000

	Cable & Satellite (1.82%)
100,000	Liberty Broadband Corporation, Cl A 1	404,823	7,564,000
300,000	Liberty Broadband Corporation, Cl C 1	1,184,602	22,716,000
1,100,000	Liberty Media Corp.-Liberty SiriusXM, Cl C 1	2,399,373	49,896,000

		3,988,798	80,176,000

	Casinos & Gaming (1.83%)
2,400,000	Red Rock Resorts, Inc., Cl A	50,060,152	80,400,000

	Education Services (2.33%)
1,000,000	Bright Horizons Family Solutions, Inc. [1]	31,568,240	102,520,000

	General Merchandise Stores (0.41%)
250,000	Ollie’s Bargain Outlet Holdings, Inc. [1]	14,925,025	18,125,000

	Home Improvement Retail (1.51%)
1,350,000	Floor & Decor Holdings, Inc., Cl A [1]	54,430,890	66,595,500

	Homebuilding (1.41%)
1,100,000	Installed Building Products, Inc. [1]	70,487,535	62,205,000

	Internet & Direct Marketing Retail (2.39%)
350,000	Liberty Expedia Holdings, Inc., Cl A [1]	14,587,353	15,379,000
1,000,000	Shutterfly, Inc. [1]	52,116,853	90,030,000

		66,704,206	105,409,000

	Leisure Facilities (0.82%)
822,000	Planet Fitness, Inc., Cl A [1]	29,284,556	36,118,680

	Movies & Entertainment (2.22%)
750,000	Liberty Media Corporation-Liberty Formula One, Cl C [1]	10,168,679	27,847,500
225,000	The Madison Square Garden Company, Cl A [1]	11,968,716	69,792,750

		22,137,395	97,640,250

	Restaurants (2.41%)
500,000	BJ’s Restaurants, Inc.	16,384,828	30,000,000
810,000	The Cheesecake Factory, Inc.	22,091,031	44,598,600
600,000	Wingstop Inc.	12,726,568	31,272,000

		51,202,427	105,870,600

	Specialty Stores (2.13%)
2,750,000	Hudson Ltd., Cl A [1,2]	49,913,580	48,097,500
3,000,000	Party City Holdco, Inc. [1]	43,021,808	45,750,000

		92,935,388	93,847,500

Total Consumer Discretionary		570,826,574	932,922,530

Shares		Cost	Value
Common Stocks (continued)

Financials (2.37%)
	Asset Management & Custody Banks (0.20%)
200,000	Financial Engines, Inc.	$ 2,400,000	$ 8,980,000

	Financial Exchanges & Data (0.47%)
200,000	CBOE Global Markets, Inc.	15,498,427	20,814,000

	Investment Banking & Brokerage (1.70%)
600,000	Houlihan Lokey, Inc.	27,827,646	30,732,000
750,000	Moelis & Co., Cl A	18,642,401	43,987,500

		46,470,047	74,719,500

Total Financials		64,368,474	104,513,500

Health Care (15.70%)
	Biotechnology (0.60%)
1,500,000	Abcam plc (United Kingdom) [2]	14,075,553	26,408,207

	Health Care Equipment (5.14%)
515,000	Cantel Medical Corp.	21,972,255	50,655,400
300,000	DexCom, Inc. [1]	3,984,388	28,494,000
675,000	IDEXX Laboratories, Inc. [1]	10,492,864	147,109,500

		36,449,507	226,258,900

	Health Care Technology (2.24%)
1,700,000	Teladoc, Inc. [1]	55,389,435	98,685,000

	Life Sciences Tools & Services (5.76%)
775,000	ICON plc (Ireland) [1,2]	22,033,569	102,710,750
115,000	Mettler-Toledo International, Inc. [1]	5,870,993	66,542,450
900,000	PRA Health Sciences, Inc. [1]	16,553,917	84,024,000

		44,458,479	253,277,200

	Managed Health Care (1.96%)
1,150,000	HealthEquity, Inc. [1]	19,890,974	86,365,000

Total Health Care		170,263,948	690,994,307

Industrials (19.05%)
	Aerospace & Defense (4.04%)
1,050,000	Mercury Systems, Inc. [1]	27,591,526	39,963,000
400,000	TransDigm Group, Inc. [1]	1	138,056,000

		27,591,527	178,019,000

	Construction & Machinery & Heavy Trucks (0.54%)
1,400,000	REV Group, Inc.	32,193,305	23,814,000

	Environmental & Facilities Services (3.08%)
1,800,000	Waste Connections, Inc. (Canada) [2]	78,600,000	135,504,000

	Human Resource & Employment Services (2.93%)
1,650,000	ASGN, Inc. (formerly, On Assignment, Inc.) [1]	38,840,132	129,013,500

	Industrial Conglomerates (0.52%)
597,977	Raven Industries, Inc.	21,636,072	22,992,215

	Industrial Machinery (3.58%)
850,000	John Bean Technologies Corp.	75,035,854	75,565,000
225,000	Nordson Corp.	6,223,899	28,892,250
300,000	RBC Bearings, Incorporated [1]	19,150,208	38,643,000
300,000	Sun Hydraulics Corp.	15,450,958	14,457,000

		115,860,919	157,557,250

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Trading Companies & Distributors (4.36%)
250,000	Beacon Roofing Supply, Inc. [1]	$11,875,000	$10,655,000
1,300,000	SiteOne Landscape Supply, Inc. [1]	38,519,369	109,161,000
2,750,000	Univar, Inc. [1]	63,423,166	72,160,000

		113,817,535	191,976,000

Total Industrials		428,539,490	838,875,965

Information Technology (32.14%)
	Application Software (11.47%)
1,175,771	Altair Engineering, Inc., Cl A [1]	19,467,616	40,187,853
800,000	Aspen Technology, Inc. [1]	29,983,938	74,192,000
300,000	Avalara, Inc. [1]	7,200,000	16,011,000
800,000	Ceridian HCM Holding, Inc. [1]	22,106,370	26,552,000
6,000,000	Cision Ltd. [1,2,3]	64,996,212	89,700,000
1,750,000	Guidewire Software, Inc. [1]	56,545,754	155,365,000
400,000	The Ultimate Software Group, Inc. [1]	15,338,293	102,924,000

		215,638,183	504,931,853

	Data Processing & Outsourced Services (2.90%)
200,000	FleetCor Technologies, Inc. [1]	4,600,000	42,130,000
450,000	WEX, Inc. [1]	18,982,530	85,716,000

		23,582,530	127,846,000

	Electronic Equipment & Instruments (1.88%)
1,850,000	Cognex Corp.	14,811,234	82,528,500

	Internet Software & Services (9.22%)
1,200,000	2U, Inc. [1]	57,459,648	100,272,000
2,500,000	GTT Communications, Inc. [1]	77,310,807	112,500,000
850,000	The Trade Desk, Inc., Cl A [1]	36,663,779	79,730,000
900,000	Wix.com Ltd. [1,2]	53,498,831	90,270,000
1,200,000	Yext, Inc. [1]	15,612,217	23,208,000

		240,545,282	405,980,000

	IT Consulting & Other Services (5.52%)
1,900,000	Acxiom Corp. [1]	42,656,213	56,905,000
1,400,000	Gartner, Inc. [1]	23,400,287	186,060,000

		66,056,500	242,965,000

	Systems Software (1.15%)
600,000	Qualys, Inc. [1]	22,091,670	50,580,000

Total Information Technology		582,725,399	1,414,831,353

Materials (3.88%)
	Commodity Chemicals (0.70%)
1,000,000	Orion Engineered Carbons SA [2]	28,618,002	30,850,000

	Construction Materials (1.52%)
2,550,000	Summit Materials, Inc., Cl A [1]	53,071,791	66,937,500

	Metal & Glass Containers (0.84%)
800,000	Berry Global Group, Inc. [1]	12,652,147	36,752,000

	Specialty Chemicals (0.82%)
1,250,000	GCP Applied Technologies, Inc. [1]	36,267,963	36,187,500

Total Materials		130,609,903	170,727,000

Shares		Cost	Value
Common Stocks (continued)
Real Estate (4.12%)
	Industrial REITs (0.75%)
1,500,000	Americold Realty Trust	$26,569,169	$33,030,000

	Office REITs (0.23%)
100,000	SL Green Realty Corp.	2,127,325	10,053,000

	Specialized REITs (3.14%)
1,100,000	Gaming and Leisure Properties, Inc.	18,408,255	39,380,000
600,000	SBA Communications Corp. [1]	2,417,520	99,072,000

		20,825,775	138,452,000

Total Real Estate		49,522,269	181,535,000

Total Common Stocks		1,996,856,057	4,334,399,655

Principal Amount
Short Term Investments (1.61%)
Repurchase Agreement (1.61%)
$70,949,348	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/29/2018, 0.35% due 7/2/2018; Proceeds at maturity – $70,951,417; (Fully collateralized by $16,830,000 U.S. Treasury Note, 1.50% due 8/15/2026; Market value – $15,291,873, $33,135,000 U.S. Treasury Note, 2.25% due 11/15/2027; Market value – $31,586,568, $26,485,000 U.S. Treasury Note, 2.25% due 2/15/2027; Market value – $25,494,382) [4]	70,949,348	70,949,348

Total Investments (100.06%)		$2,067,805,405	4,405,349,003

Liabilities Less Cash and Other Assets (-0.06%)			(2,504,840)

Net Assets			$4,402,844,163

Retail Shares (Equivalent to $31.00 per share based on 56,440,505 shares outstanding)			$1,749,743,662

Institutional Shares (Equivalent to $32.15 per share based on 78,122,590 shares outstanding)			$2,511,573,549

R6 Shares (Equivalent to $32.14 per share based on 4,402,918 shares outstanding)			$141,526,952

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (93.72%)
Consumer Discretionary (15.86%)
	Automobile Manufacturers (3.16%)
38,300	Tesla, Inc. [1]	$7,834,110	$13,134,985

	Casinos & Gaming (0.94%)
107,673	The Stars Group, Inc. [1,2]	4,089,959	3,908,530

	Internet & Direct Marketing Retail (10.65%)
14,975	Amazon.com, Inc. [1]	4,786,248	25,454,505
2,385	Booking Holdings, Inc. [1]	377,932	4,834,610
51,300	Expedia Group, Inc.	5,798,198	6,165,747
20,025	Netflix, Inc. [1]	696,675	7,838,386

		11,659,053	44,293,248

	Movies & Entertainment (1.11%)
224,014	Manchester United plc, Cl A 2	3,569,854	4,614,688

Total Consumer Discretionary		27,152,976	65,951,451

Energy (0.83%)
	Oil & Gas Exploration & Production (0.83%)
24,815	Concho Resources, Inc. [1]	2,557,949	3,433,155

Financials (2.68%)
	Financial Exchanges & Data (0.91%)
19,100	MarketAxess Holdings, Inc.	2,563,764	3,779,126

	Investment Banking & Brokerage (1.77%)
144,200	The Charles Schwab Corp.	5,194,597	7,368,620

Total Financials		7,758,361	11,147,746

Health Care (12.09%)
	Biotechnology (8.64%)
61,300	Acceleron Pharma, Inc. [1]	2,045,685	2,974,276
121,900	Adamas Pharmaceuticals, Inc. [1]	3,920,427	3,148,677
173,100	Adaptimmune Therapeutics PLC, ADR [1,2]	2,274,469	2,054,697
85,002	argenx SE, ADR [1,2]	3,011,371	7,043,266
207,819	Gemphire Therapeutics, Inc. [1]	2,306,382	2,117,675
29,700	Neurocrine Biosciences, Inc. [1]	2,480,850	2,917,728
55,200	Sage Therapeutics, Inc. [1]	3,968,242	8,640,456
41,300	Vertex Pharmaceuticals, Inc. [1]	6,450,310	7,019,348

		26,457,736	35,916,123

	Health Care Equipment (2.15%)
29,500	Edwards Lifesciences Corp. [1]	2,603,315	4,294,315
9,735	Intuitive Surgical, Inc. [1]	2,213,294	4,658,003

		4,816,609	8,952,318

	Life Sciences Tools & Services (1.30%)
19,415	Illumina, Inc. [1]	1,838,580	5,422,416

Total Health Care		33,112,925	50,290,857

Industrials (3.78%)
	Research & Consulting Services (3.78%)
31,033	CoStar Group, Inc. [1]	655,544	12,805,147
27,090	Verisk Analytics, Inc. [1]	1,263,025	2,915,967

Total Industrials		1,918,569	15,721,114

Shares		Cost	Value
Common Stocks (continued)
Information Technology (55.82%)
	Application Software (10.59%)
26,300	Adobe Systems, Inc. [1]	$ 4,826,530	$ 6,412,203
8,475	ANSYS, Inc. [1]	167,731	1,476,175
52,929	Ceridian HCM Holding, Inc. [1]	1,409,517	1,756,714
215,000	Guidewire Software, Inc. [1]	7,176,490	19,087,700
32,080	salesforce.com, Inc. [1]	2,176,077	4,375,712
36,000	Splunk, Inc. [1]	2,090,060	3,567,960
141,800	SS&C Technologies Holdings, Inc.	5,031,336	7,359,420

		22,877,741	44,035,884

	Data Processing & Outsourced Services (4.61%)
82	Adyen NV, 144A [1,2]	23,191	45,175
42,000	MasterCard Incorporated, Cl A	3,610,011	8,253,840
133,500	Pagseguro Digital Ltd., Cl A 1,2	4,205,022	3,704,625
54,200	Visa, Inc., Cl A	4,409,505	7,178,790

		12,247,729	19,182,430

	Home Entertainment Software (2.49%)
73,400	Electronic Arts, Inc. [1]	8,047,200	10,350,868

	Internet Software & Services (19.02%)
40,660	2U, Inc. [1]	1,933,931	3,397,550
36,900	Alibaba Group Holding Ltd., ADR [1,2]	2,789,515	6,846,057
17,950	Alphabet, Inc., Cl C [1]	14,302,225	20,025,918
151,714	Benefitfocus, Inc. [1]	4,535,841	5,097,590
62,503	Dropbox, Inc., Cl A [1]	1,312,563	2,026,347
41,650	Facebook, Inc., Cl A [1]	4,388,595	8,093,428
18,200	Spotify Technology SA [1,2]	2,705,538	3,061,968
15,100	Stamps.com, Inc. [1]	2,975,684	3,821,055
137,300	Tencent Holdings Ltd. (Hong Kong) [2]	4,134,155	6,891,600
64,000	The Trade Desk, Inc., Cl A [1]	2,125,643	6,003,200
88,143	Wix.com Ltd. [1,2]	5,063,695	8,840,743
256,200	Yext, Inc. [1]	3,406,106	4,954,908

		49,673,491	79,060,364

	IT Consulting & Other Services (5.69%)
263,396	Acxiom Corporation [1]	5,810,551	7,888,710
118,487	Gartner, Inc. [1]	3,580,247	15,746,923

		9,390,798	23,635,633

	Semiconductors (1.55%)
205,900	Aquantia Corp. [1]	2,682,230	2,384,322
48,200	Mellanox Technologies Ltd.[1,2]	2,188,736	4,063,260

		4,870,966	6,447,582

	Systems Software (8.24%)
208,100	Microsoft Corp.	18,829,509	20,520,741
28,800	Proofpoint, Inc. [1]	2,314,362	3,320,928
32,300	ServiceNow, Inc. [1]	1,777,928	5,570,781
50,500	Varonis Systems, Inc. [1]	1,398,382	3,762,250
30,494	Zscaler, Inc. [1]	487,904	1,090,160

		24,808,085	34,264,860

	Technology Hardware, Storage & Peripherals (3.63%)
81,600	Apple, Inc.	14,417,934	15,104,976

Total Information Technology		146,333,944	232,082,597

Real Estate (2.66%)
	Specialized REITs (2.66%)
18,525	Equinix, Inc.	3,850,303	7,963,712
18,800	SBA Communications Corp. [1]	469,890	3,104,256

Total Real Estate		4,320,193	11,067,968

Total Common Stocks		223,154,917	389,694,888

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2018 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (6.00%)
$24,926,611	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/29/2018, 0.35% due 7/2/2018; Proceeds at maturity – $24,927,338; (Fully collateralized by $26,530,000 U.S. Treasury Note, 2.00% due 2/15/2025; Market value – $25,426,776) [3]	$24,926,611	$24,926,611

Total Investments (99.72%)		$248,081,528	414,621,499

Cash and Other Assets Less Liabilities (0.28%)			1,164,763

Net Assets			$415,786,262

Retail Shares (Equivalent to $20.42 per share based on 16,084,149 shares outstanding)			$328,473,558

Institutional Shares (Equivalent to $21.17 per share based on 3,512,919 shares outstanding)			$74,362,076

R6 Shares (Equivalent to $21.19 per share based on 611,257 shares outstanding)			$12,950,628

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the market value of Rule 144A securities amounted to $45,175 or 0.01% of net assets. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.36%)
Consumer Discretionary (28.80%)
	Automobile Manufacturers (1.27%)
9,741	Tesla, Inc.[1]	$2,746,853	$3,340,676

	Cable & Satellite (3.51%)
36,250	Naspers Limited, Cl N (South Africa) [2]	6,573,681	9,209,495

	Casinos & Gaming (1.11%)
79,830	The Stars Group, Inc. [1,2]	3,023,854	2,897,829

	Internet & Direct Marketing Retail (22.91%)
25,020	Amazon.com, Inc. [1]	6,139,601	42,528,996
4,337	Booking Holdings, Inc. [1]	2,941,040	8,791,489
109,587	Ctrip.com International Ltd., ADR [1,2]	3,794,855	5,219,629
29,321	Expedia Group, Inc.	3,507,773	3,524,091

		16,383,269	60,064,205

Total Consumer Discretionary		28,727,657	75,512,205

Financials (7.39%)
	Financial Exchanges & Data (4.52%)
46,404	CME Group, Inc.	3,888,624	7,606,543
20,800	S&P Global, Inc.	3,871,236	4,240,912

		7,759,860	11,847,455

	Investment Banking & Brokerage (2.87%)
147,148	The Charles Schwab Corp.	5,308,760	7,519,263

Total Financials		13,068,620	19,366,718

Health Care (13.30%)
	Biotechnology (4.73%)
8,523	Biogen, Inc. [1]	2,345,335	2,473,716
25,912	Sage Therapeutics, Inc. [1]	4,151,989	4,056,005
34,502	Vertex Pharmaceuticals, Inc. [1]	5,258,939	5,863,960

		11,756,263	12,393,681

	Health Care Equipment (2.70%)
14,797	Intuitive Surgical, Inc. [1]	3,369,048	7,080,069

	Health Care Technology (2.02%)
69,078	Veeva Systems, Inc., Cl A [1]	4,706,534	5,309,335

	Life Sciences Tools & Services (3.85%)
36,146	Illumina, Inc. [1]	2,755,776	10,095,216

Total Health Care		22,587,621	34,878,301

Information Technology (44.66%)
	Application Software (1.33%)
35,265	Splunk, Inc. [1]	4,025,807	3,495,114

	Data Processing & Outsourced Services (12.34%)
65,205	MasterCard Incorporated, Cl A	3,418,561	12,814,087
140,702	Pagseguro Digital Ltd., Cl A [1,2]	3,735,316	3,904,480
83,299	Visa, Inc., Cl A	2,537,808	11,032,953
56,189	Worldpay, Inc., Cl A [1]	3,963,461	4,595,136

		13,655,146	32,346,656

	Home Entertainment Software (3.26%)
112,048	Activision Blizzard, Inc.	7,674,591	8,551,503

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Internet Software & Services (18.63%)
92,830	Alibaba Group Holding Limited, ADR [1,2]	$7,959,441	$17,222,750
1,948	Alphabet, Inc., Cl A [1]	280,365	2,199,662
10,046	Alphabet, Inc., Cl C [1]	4,142,964	11,207,820
68,172	Dropbox, Inc., Cl A [1]	1,431,612	2,210,136
65,063	Facebook, Inc., Cl A [1]	2,510,547	12,643,042
33,352	Wix.com Ltd. [1,2]	2,571,812	3,345,206

		18,896,741	48,828,616

	IT Consulting & Other Services (1.96%)
41,329	EPAM Systems, Inc. [1]	3,337,178	5,138,435

	Semiconductor Equipment (2.60%)
34,474	ASML Holding N.V. [2]	3,120,940	6,824,818

	Systems Software (1.95%)
38,097	Red Hat, Inc. [1]	1,910,187	5,119,094

	Technology Hardware, Storage & Peripherals (2.59%)
36,662	Apple, Inc.	869,665	6,786,503

Total Information Technology		53,490,255	117,090,739

Real Estate (3.21%)
	Specialized REITs (3.21%)
19,555	Equinix, Inc.	3,178,515	8,406,499

Total Common Stocks		121,052,668	255,254,462

Principal Amount
Short Term Investments (2.06%)
$5,401,800	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/29/2018, 0.35% due 7/2/2018; Proceeds at maturity – $5,401,958; (Fully collateralized by $5,750,000 U.S. Treasury Note, 2.00% due 2/15/2025; Market value – $5,510,892) [3]	5,401,800	5,401,800

Total Investments (99.42%)		$126,454,468	260,656,262

Cash and Other Assets Less Liabilities (0.58%)			1,531,685

Net Assets			$262,187,947

Retail Shares (Equivalent to $29.29 per share based on 3,876,116 shares outstanding)			$113,513,418

Institutional Shares (Equivalent to $29.83 per share based on 4,305,622 shares outstanding)			$128,440,019

R6 Shares (Equivalent to $29.84 per share based on 678,079 shares outstanding)			$20,234,510

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Discovery Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (94.79%)
Consumer Discretionary (13.76%)
	Cable & Satellite (1.54%)
94,500	GCI Liberty, Inc., Cl A [1]	$4,998,118	$4,260,060

	Casinos & Gaming (3.02%)
250,000	Red Rock Resorts, Inc., Cl A	5,703,194	8,375,000

	Hotels, Resorts & Cruise Lines (1.26%)
300,000	Red Lion Hotels Corp. [1]	3,466,172	3,495,000

	Internet & Direct Marketing Retail (0.24%)
15,000	Liberty Expedia Holdings, Inc., Cl A [1]	620,095	659,100

	Movies & Entertainment (2.36%)
185,000	Liberty Media Corporation-Liberty Formula One, Cl A [1]	5,634,811	6,532,350

	Restaurants (1.60%)
85,000	Wingstop, Inc.	2,163,589	4,430,200

	Specialty Stores (3.74%)
210,000	Hudson Ltd., Cl A [1,2]	3,743,612	3,672,900
440,000	Party City Holdco, Inc. [1]	5,986,159	6,710,000

		9,729,771	10,382,900

Total Consumer Discretionary		32,315,750	38,134,610

Consumer Staples (1.28%)
	Agricultural Products (1.11%)
125,000	Limoneira Co.	2,750,000	3,076,250

	Packaged Foods & Meats (0.17%)
750,000	Barfresh Food Group, Inc. [1]	417,200	480,000

Total Consumer Staples		3,167,200	3,556,250

Financials (2.08%)
	Property & Casualty Insurance (2.08%)
105,000	Kinsale Capital Group, Inc.	3,348,942	5,760,300

Health Care (27.85%)
	Biotechnology (11.58%)
78,200	Adamas Pharmaceuticals, Inc. [1]	1,259,967	2,019,906
96,600	Adaptimmune Therapeutics plc, ADR [1,2]	1,275,688	1,146,642
405,000	CareDx, Inc. [1]	5,929,392	4,957,200
60,000	Emergent BioSolutions, Inc. [1]	2,841,009	3,029,400
15,900	Esperion Therapeutics, Inc. [1]	913,171	623,121
226,300	Flexion Therapeutics, Inc. [1]	4,532,427	5,849,855
118,359	Gemphire Therapeutics, Inc. [1]	1,147,975	1,206,078
58,200	Myovant Sciences Ltd. [1,2]	1,413,818	1,331,034
260,000	Myriad Genetics, Inc. [1]	6,046,399	9,716,200
14,000	Sage Therapeutics, Inc. [1]	905,737	2,191,420

		26,265,583	32,070,856

	Health Care Equipment (3.41%)
103,969	AxoGen, Inc. [1]	1,771,467	5,224,442
105,000	IntriCon Corp. [1]	3,836,891	4,231,500

		5,608,358	9,455,942

	Health Care Supplies (4.59%)
801,000	Cerus Corp. [1]	2,845,079	5,342,670
378,100	Sientra, Inc. [1]	3,170,888	7,376,731

		6,015,967	12,719,401

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Health Care Technology (4.13%)
197,000	Teladoc, Inc. [1]	$5,487,304	$11,435,850

	Pharmaceuticals (4.14%)
122,474	Corium International, Inc. [1]	1,186,407	981,017
97,000	Intersect ENT, Inc. [1]	3,407,872	3,632,650
1,099,200	TherapeuticsMD, Inc. [1]	5,964,927	6,859,008

		10,559,206	11,472,675

Total Health Care		53,936,418	77,154,724

Industrials (14.13%)
	Aerospace & Defense (4.95%)
581,294	The KEYW Holding Corporation [1]	4,847,018	5,080,509
226,800	Mercury Systems, Inc. [1]	6,663,724	8,632,008

		11,510,742	13,712,517

	Heavy Electrical Equipment (2.97%)
281,000	TPI Composites, Inc. [1]	4,959,784	8,216,440

	Industrial Conglomerates (1.00%)
72,000	Raven Industries, Inc.	2,637,579	2,768,400

	Industrial Machinery (3.85%)
71,600	ESCO Technologies, Inc.	3,678,722	4,131,320
178,000	Kornit Digital Ltd. [1,2]	2,561,247	3,168,400
70,000	Sun Hydraulics Corp.	3,276,737	3,373,300

		9,516,706	10,673,020

	Trading Companies & Distributors (1.36%)
45,000	SiteOne Landscape Supply, Inc. [1]	1,778,483	3,778,650

Total Industrials		30,403,294	39,149,027

Information Technology (31.21%)
	Application Software (2.96%)
35,000	nLight, Inc. [1,4]	560,000	1,157,100
50,000	QAD, Inc., Cl A	1,469,585	2,507,500
20,000	QAD, Inc., Cl B	364,789	810,000
160,000	RIB Software SE (Germany) [2]	3,878,436	3,718,275

		6,272,810	8,192,875

	Electronic Equipment & Instruments (4.55%)
29,300	Coherent, Inc. [1]	5,356,999	4,583,106
128,900	Novanta, Inc. [1,2]	3,733,493	8,030,470

		9,090,492	12,613,576

	Electronic Manufacturing Services (0.48%)
25,000	DocuSign, Inc. [1,4]	929,129	1,323,750

	Internet Software & Services (10.42%)
33,000	2U, Inc. [1]	1,643,785	2,757,480
50,700	Envestnet, Inc. [1]	1,772,888	2,785,965
335,000	JUST EAT plc (United Kingdom) [1,2]	2,365,362	3,444,087
170,000	Quotient Technology, Inc. [1]	1,839,932	2,227,000
116,000	The Trade Desk, Inc., Cl A [1]	4,094,070	10,880,800
350,000	Yext, Inc. [1]	4,626,582	6,769,000

		16,342,619	28,864,332

See Notes to Schedules of Investments.

Baron Discovery Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	IT Consulting & Other Services (1.73%)
160,000	Acxiom Corp. [1]	$4,030,304	$4,792,000

	Semiconductor Equipment (2.43%)
115,000	Brooks Automation, Inc.	3,205,591	3,751,300
140,000	Ichor Holdings Ltd. [1,2]	2,373,100	2,970,800

		5,578,691	6,722,100

	Semiconductors (2.16%)
537,100	Everspin Technologies, Inc. [1]	4,847,968	4,790,932
52,000	MACOM Technology Solutions Holdings, Inc. [1]	1,816,157	1,198,080

		6,664,125	5,989,012

	Systems Software (6.48%)
5,213	Carbon Black, Inc. [1]	99,047	135,538
164,300	ForeScout Technologies, Inc. [1]	4,291,112	5,628,918
90,000	Qualys, Inc. [1]	2,733,042	7,587,000
62,000	Varonis Systems, Inc. [1]	1,687,630	4,619,000

		8,810,831	17,970,456

Total Information Technology		57,719,001	86,468,101

Real Estate (4.48%)
	Diversified REITs (1.70%)
200,000	Alexander & Baldwin, Inc.	6,453,133	4,700,000

	Industrial REITs (2.78%)
350,000	Americold Realty Trust	6,167,793	7,707,000

Total Real Estate		12,620,926	12,407,000

Total Common Stocks		193,511,531	262,630,012

Warrants (0.02%)
Consumer Staples (0.02%)
	Packaged Foods & Meats (0.02%)
300,000	Barfresh Food Group, Inc. Warrants Exp 3/13/2020 [1,3,5]	0	38,400

Principal Amount		Cost	Value
Short Term Investments (4.95%)
Repurchase Agreement (4.95%)
$13,726,781	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/29/2018, 0.35% due 7/2/2018; Proceeds at maturity – $13,727,181; (Fully collateralized by $14,690,000 U.S. Treasury Note, 2.25% due11/15/2027; Market value – $14,003,522) [5]	$13,726,781	$13,726,781

Total Investments (99.76%)		$207,238,312	276,395,193

Cash and Other Assets Less Liabilities (0.24%)			677,487

Net Assets			$277,072,680

Retail Shares (Equivalent to $20.90 per share based on 3,556,662 shares outstanding)			$74,330,806

Institutional Shares (Equivalent to $21.11 per share based on 9,367,834 shares outstanding)			$197,757,268

R6 Shares (Equivalent to $21.11 per share based on 236,140 shares outstanding)			$4,984,606

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2018, the market value of restricted and fair valued securities amounted to $38,400 or 0.02% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Durable Advantage Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.41%)
Consumer Discretionary (13.93%)
	Apparel, Accessories & Luxury Goods (3.44%)
381	LVMH Moet Hennessy Louis Vuitton SE (France) [2]	$122,482	$126,895

	Cable & Satellite (5.26%)
283	Charter Communications, Inc., Cl A [1]	89,042	82,978
2,223	Naspers Ltd., ADR [2]	130,594	111,417

		219,636	194,395

	Home Improvement Retail (2.76%)
523	Home Depot, Inc.	99,533	102,037

	Internet & Direct Marketing Retail (2.47%)
45	Booking Holdings, Inc. [1]	87,686	91,219

Total Consumer Discretionary		529,337	514,546

Consumer Staples (5.77%)
	Distillers & Vintners (2.75%)
464	Constellation Brands, Inc., Cl A	104,844	101,556

	Hypermarkets & Super Centers (1.52%)
268	Costco Wholesale Corp.	50,734	56,006

	Personal Products (1.50%)
388	The Estee Lauder Companies, Inc., Cl A	53,240	55,364

Total Consumer Staples		208,818	212,926

Financials (15.71%)
	Asset Management & Custody Banks (3.78%)
280	BlackRock, Inc.	149,963	139,731

	Financial Exchanges & Data (11.93%)
741	CME Group, Inc.	113,208	121,465
883	Moody’s Corp.	136,353	150,605
826	S&P Global, Inc.	145,055	168,413

		394,616	440,483

Total Financials		544,579	580,214

Health Care (16.27%)
	Biotechnology (2.96%)
754	AbbVie, Inc.	78,927	69,858
136	Biogen, Inc. [1]	44,793	39,473

		123,720	109,331

	Health Care Equipment (2.59%)
970	Danaher Corp.	93,203	95,720

	Life Sciences Tools & Services (5.85%)
1,249	Agilent Technologies, Inc.	84,744	77,238
147	Mettler-Toledo International, Inc. [1]	89,887	85,059
277	Waters Corp. [1]	55,791	53,624

		230,422	215,921

	Managed Health Care (4.87%)
733	UnitedHealth Group, Inc.	166,293	179,834

Total Health Care		613,638	600,806

Shares		Cost	Value
Common Stocks (continued)
Industrials (5.25%)
	Building Products (1.31%)
819	AO Smith Corp.	$51,801	$48,444

	Electrical Components & Equipment (0.87%)
194	Rockwell Automation, Inc.	38,639	32,248

	Industrial Machinery (1.81%)
483	Illinois Tool Works, Inc.	79,341	66,915

	Trading Companies & Distributors (1.26%)
962	Fastenal Co.	51,877	46,301

Total Industrials		221,658	193,908

Information Technology (36.26%)
	Data Processing & Outsourced Services (4.41%)
828	MasterCard Incorporated, Cl A	129,968	162,719

	Electronic Equipment & Instruments (1.53%)
100	KEYENCE CORPORATION (Japan) [2]	57,507	56,505

	Electronic Manufacturing Services (2.96%)
1,212	TE Connectivity Ltd. [2]	119,608	109,153

	Home Entertainment Software (7.17%)
1,284	Activision Blizzard, Inc.	91,015	97,995
1,182	Electronic Arts, Inc. [1]	138,754	166,686

		229,769	264,681

	Internet Software & Services (4.44%)
147	Alphabet, Inc., Cl C [1]	159,798	164,001

	IT Consulting & Other Services (2.50%)
564	Accenture plc, Cl A 2	87,972	92,265

	Semiconductor Equipment (2.42%)
452	ASML Holding N.V. [2]	83,279	89,482

	Semiconductors (2.40%)
1,411	Taiwan Semiconductor Manufacturing Co., Ltd., ADR [2]	58,619	51,586
337	Texas Instruments, Inc.	35,644	37,154

		94,263	88,740

	Systems Software (4.72%)
1,769	Microsoft Corp.	156,765	174,441

	Technology Hardware, Storage & Peripherals (3.71%)
741	Apple, Inc.	130,602	137,166

Total Information Technology		1,249,531	1,339,153

Materials (1.79%)
	Specialty Chemicals (1.79%)
162	The Sherwin-Williams Co.	65,853	66,026

Real Estate (2.43%)
	Specialized REITs (2.43%)
209	Equinix, Inc.	93,436	89,847

Total Common Stocks		3,526,850	3,597,426

See Notes to Schedules of Investments.

Baron Durable Advantage Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2018 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (3.42%)
$126,235	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/29/2018, 0.35% due 7/2/2018; Proceeds at maturity – $126,239; (Fully collateralized by $140,000 U.S. Treasury Note, 2.25% due 11/15/2027; Market value – $133,458) [3]	$126,235	$126,235

Total Investments (100.83%)		$3,653,085	3,723,661

Liabilities Less Cash and Other Assets (-0.83%)			(30,675)

Net Assets			$3,692,986

Retail Shares (Equivalent to $10.31 per share based on 79,357 shares outstanding)			$818,105

Institutional Shares (Equivalent to $10.32 per share based on 238,266 shares outstanding)			$2,459,102

R6 Shares (Equivalent to $10.32 per share based on 40,293 shares outstanding)			$415,779

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Funds	June 30, 2018

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987, and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The Trust currently offers seven series (individually, a “Fund” and collectively, the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund and Baron Durable Advantage Fund.

Each Fund offers Retail Shares, Institutional Shares and R6 Shares. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms or other platforms. R6 Shares are for investments in the amount of $5 million or more per Fund. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans and Taft-Hartley multi-employer pension plans), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with the adviser, and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Durable Advantage Fund seeks capital appreciation through investments primarily in securities of large-sized companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Funds’ share prices or net asset values (“NAV”) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the “NAV Calculation Time”)) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the “Adviser”) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, and sensitivity analysis, when available. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at the NAV Calculation Time, except under the circumstances described below. Most foreign markets close before the NAV Calculation Time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at the NAV Calculation Time. As a result, the Adviser may use a third-party pricing service to assist in determining fair value of foreign securities. This service utilizes a systematic methodology in making fair value estimates. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and the adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

c) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

At June 30, 2018, the Funds did not have any securities on loan.

d) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by ASU No. 2011-11 for the Funds’ investments in repurchase agreements at June 30, 2018, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Schedule of Investments.

e) Master Limited Partnerships. The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

Baron Funds	June 30, 2018

3. RESTRICTED SECURITIES

At June 30, 2018, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At June 30, 2018, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund
Name of Issuer	Acquisition Date(s)	Value
Private Partnerships
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	$183,462

(Cost $0) (0.01% of Net Assets)

	Baron Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Partnerships
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	$61,755

(Cost $0) (0.00% of Net Assets)

	Baron Discovery Fund
Name of Issuer	Acquisition Date(s)	Value
Warrants
Barfresh Food Group, Inc., Warrants, Exp 3/13/2020	2/23/2015	$38,400

(Cost $0) (0.02% of Net Assets)

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•

Level 2 – prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Baron Funds	June 30, 2018

The following is a summary of the inputs used as of June 30, 2018 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,294,474,260	$—	$—	$3,294,474,260
Private Partnerships	—	—	183,462	183,462
Short Term Investments	—	33,285,247	—	33,285,247

Total Investments	$3,294,474,260	$33,285,247	$183,462	$3,327,942,969

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on June 30, 2018. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine months ended June 30, 2018.

	Baron Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$6,412,523,005	$—	$—	$6,412,523,005
Preferred Stocks	—	22,230,070	—	22,230,070
Private Partnerships	—	—	61,755	61,755
Short Term Investments	—	114,787,397	—	114,787,397

Total Investments	$6,412,523,005	$137,017,467	$61,755	$6,549,602,227

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on June 30, 2018. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine months ended June 30, 2018.

	Baron Small Cap Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$4,334,399,655	$—	$—	$4,334,399,655
Short Term Investments	—	70,949,348	—	70,949,348

Total Investments	$4,334,399,655	$70,949,348	$—	$4,405,349,003

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on June 30, 2018. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine months ended June 30, 2018.

	Baron Opportunity Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$389,694,888	$—	$—	$389,694,888
Short Term Investments	—	24,926,611	—	24,926,611

Total Investments	$389,694,888	$24,926,611	$—	$414,621,499

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on June 30, 2018. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine months ended June 30, 2018.

	Baron Fifth Avenue Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$255,254,462	$—	$—	$255,254,462
Short Term Investments	—	5,401,800	—	5,401,800

Total Investments	$255,254,462	$5,401,800	$—	$260,656,262

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on June 30, 2018. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine months ended June 30, 2018.

†	See Schedules of Investments for additional detailed categorizations.

Baron Funds	June 30, 2018

	Baron Discovery Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$262,630,012	$—	$—	$262,630,012
Warrants	—	38,400	—	38,400
Short Term Investments†	—	13,726,781	—	13,726,781

Total Investments	$262,630,012	$13,765,181	$—	$276,395,193

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on June 30, 2018. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine months ended June 30, 2018.

	Baron Durable Advantage Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,597,426	$—	$—	$3,597,426
Short Term Investments	—	126,235	—	126,235

Total Investments	$3,597,426	$126,235	$—	$3,723,661

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on June 30, 2018. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the period January 2, 2018 to June 30, 2018.

†	See Schedules of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund
Investments in Securities	Balance as of September 30, 2017	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2018	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2018
Private Equity Investments
Financials	$3,330,537	$—	$4,632,601	$(3,147,075)	$—	$(4,632,601)	$—	$—	$183,462	$(3,147,075)

Total	$3,330,537	$—	$4,632,601	$(3,147,075)	$—	$(4,632,601)	$—	$—	$183,462	$(3,147,075)

	Baron Growth Fund
Investments in Securities	Balance as of September 30, 2017	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2018	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2018
Private Equity Investments
Financials	$1,121,082	$—	$1,559,366	$(1,059,327)	$—	$(1,559,366)	$—	$—	$61,755	$(1,059,327)

Total	$1,121,082	$—	$1,559,366	$(1,059,327)	$—	$(1,559,366)	$—	$—	$61,755	$(1,059,327)

Baron Funds	June 30, 2018

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of June 30, 2018, the components of net assets on a tax basis were as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Cost of investments	$1,236,337,489	$2,054,909,486	$2,067,805,405	$248,081,528	$126,454,468	$207,238,312	$3,653,085

Gross tax unrealized appreciation	$2,097,405,970	$4,522,166,539	$2,360,794,086	$168,699,934	$134,954,495	$75,007,412	$188,056
Gross tax unrealized depreciation	(5,800,490)	(27,473,798)	(23,250,488)	(2,159,963)	(752,701)	(5,850,531)	(117,480)

Net unrealized appreciation	$2,091,605,480	$4,494,692,741	$2,337,543,598	$166,539,971	$134,201,794	$69,156,881	$70,576

6. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON GROWTH FUND

Name of Issuer	Value at September 30, 2017	Purchase Cost	Sales Proceeds	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at June 30, 2018	Value at June 30, 2018	% of Net Assets at June 30, 2018
“Affiliated” Company as of June 30, 2018:
Benefitfocus, Inc.	$78,215,185	$—	$3,345,583	$(999,274)	$49,672	$—	2,200,000	$73,920,000	1.13%
Choice Hotels International, Inc.	192,179,250	—	597,988	34,900,079	318,659	1,937,688	3,000,000	226,800,000	3.46%
Iridium Communications, Inc.	77,182,401	—	58,999	43,411,935	28,499	—	7,488,437	120,563,836	1.84%
Iridium Communications, Inc., Series B, 6.75%	14,927,934	—	—	7,302,136	—	693,124	41,074	22,230,070	0.34%
Marriott Vacations Worldwide Corp.	199,248,000	—	—	(18,512,000)	—	1,920,000	1,600,000	180,736,000	2.76%
Vail Resorts, Inc.	501,178,043	—	21,657,032	89,557,879	6,720,110	10,837,617	2,100,000	575,799,000	8.80%

	$1,062,930,813	$—	$25,659,602	$155,660,755	$7,116,940	$15,388,429		$1,200,048,906

BARON SMALL CAP FUND

Name of Issuer	Value at September 30, 2017	Purchase Cost	Sales Proceeds	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at June 30, 2018	Value at June 30, 2018	% of Net Assets at June 30, 2018
No longer an “Affiliated” Company as of June 30, 2018:
GTT Communications, Inc.	$72,105,030	$7,991,285	$—	$32,403,685	$—	$—	2,500,000	$112,500,000	2.56%
The Chefs’ Warehouse, Inc.	28,950,000	—	31,061,081	(6,516,785)	8,627,866	—	—	—	0.00%

	$101,055,030	$7,991,285	$31,061,081	$25,886,900	$8,627,866	$—		$112,500,000

[1]

An “Affiliated” Company (“affiliated person” as defined in the 1940 Act), is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the nine months ended June 30, 2018.

Item 2.	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

1.	The certifications of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Investment Funds Trust

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

Date:	August 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

By:	/s/ PEGGY WONG
Peggy Wong
Treasurer and Chief Financial Officer

Date:	August 27, 2018